Portfolio of investments—June 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.59%
Communication services: 8.30%
Entertainment: 5.10%
Endeavor Group Holdings, Inc. Class A†	252,000	$6,027,840
Liberty Media Corp. Formula One Class C†	160,700	12,097,496
Spotify Technology SA†	65,133	10,457,103
World Wrestling Entertainment, Inc. Class A	36,700	3,980,849
		32,563,288
Interactive media & services: 1.00%
ZoomInfo Technologies, Inc.†	250,696	6,365,172
Media: 2.20%
Trade Desk, Inc. Class A†	182,500	14,092,650
Consumer discretionary: 12.38%
Automobiles: 2.14%
Ferrari NV	42,116	13,696,544
Broadline retail: 3.84%
Global-E Online Ltd.†	230,580	9,439,945
MercadoLibre, Inc.†	12,742	15,094,173
		24,534,118
Hotels, restaurants & leisure: 4.07%
Chipotle Mexican Grill, Inc.†	4,515	9,657,585
Hyatt Hotels Corp. Class A	69,400	7,951,852
MGM Resorts International†	191,100	8,393,112
		26,002,549
Textiles, apparel & luxury goods: 2.33%
Lululemon Athletica, Inc.†	20,797	7,871,665
On Holding AG Class A†	212,400	7,009,200
		14,880,865
Consumer staples: 1.31%
Personal care products: 1.31%
Coty, Inc. Class A†	682,300	8,385,467
Financials: 4.13%
Capital markets: 2.53%
MarketAxess Holdings, Inc.	27,200	7,110,624
MSCI, Inc.	19,200	9,010,368
		16,120,992
Financial services: 1.60%
Adyen NV ADR†	592,200	10,239,138
Health care: 22.11%
Biotechnology: 2.80%
Biogen, Inc.†	10,600	3,019,410
See accompanying notes to portfolio of investments
Allspring Discovery Mid Cap Growth Fund  | 1

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Biotechnology (continued)
Exact Sciences Corp.†	118,400	$11,117,760
Sarepta Therapeutics, Inc.†	33,000	3,779,160
		17,916,330
Health care equipment & supplies: 10.34%
Align Technology, Inc.†	25,800	9,123,912
Dexcom, Inc.†	164,068	21,084,379
IDEXX Laboratories, Inc.†	25,600	12,857,088
Inari Medical, Inc.†	82,216	4,780,038
Inspire Medical Systems, Inc.†	26,581	8,629,256
Insulet Corp.†	33,152	9,559,048
		66,033,721
Health care providers & services: 1.36%
Centene Corp.†	128,780	8,686,211
Health care technology: 2.41%
Veeva Systems, Inc. Class A†	78,000	15,422,940
Life sciences tools & services: 5.20%
Bio-Rad Laboratories, Inc. Class A†	21,194	8,035,069
Bio-Techne Corp.	128,284	10,471,823
Illumina, Inc.†	28,400	5,324,716
Waters Corp.†	35,100	9,355,554
		33,187,162
Industrials: 19.26%
Aerospace & defense: 1.47%
Axon Enterprise, Inc.†	47,928	9,351,711
Building products: 1.23%
Trex Co., Inc.†	120,200	7,880,312
Commercial services & supplies: 7.64%
RB Global, Inc.	122,900	7,374,000
Rollins, Inc.	217,900	9,332,657
Tetra Tech, Inc.	83,500	13,672,290
Waste Connections, Inc.	128,906	18,424,535
		48,803,482
Ground transportation: 3.29%
JB Hunt Transport Services, Inc.	49,600	8,979,088
Saia, Inc.†	35,167	12,041,532
		21,020,620
Machinery: 1.31%
RBC Bearings, Inc.†	38,500	8,372,595
Professional services: 0.86%
FTI Consulting, Inc.†	29,000	5,515,800
See accompanying notes to portfolio of investments
2 | Allspring Discovery Mid Cap Growth Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Trading companies & distributors: 3.46%
SiteOne Landscape Supply, Inc.†	72,188	$12,081,384
Watsco, Inc.	26,200	9,994,514
		22,075,898
Information technology: 27.14%
Electronic equipment, instruments & components: 5.80%
Novanta, Inc.†	48,000	8,836,800
Teledyne Technologies, Inc.†	44,238	18,186,684
Zebra Technologies Corp. Class A†	33,987	10,054,374
		37,077,858
IT services: 4.39%
Gartner, Inc.†	30,400	10,649,424
Globant SA†	64,718	11,631,119
Snowflake, Inc. Class A†	32,651	5,745,923
		28,026,466
Semiconductors & semiconductor equipment: 5.74%
Advanced Micro Devices, Inc.†	98,128	11,177,761
Axcelis Technologies, Inc.†	28,000	5,133,240
Enphase Energy, Inc.†	42,700	7,151,396
Monolithic Power Systems, Inc.	20,300	10,966,669
Wolfspeed, Inc.†	40,100	2,229,159
		36,658,225
Software: 11.21%
Bills Holdings, Inc.†	78,554	9,179,035
Cadence Design Systems, Inc.†	35,365	8,293,800
Crowdstrike Holdings, Inc. Class A†	114,463	16,811,181
Datadog, Inc. Class A†	154,654	15,214,860
Fair Isaac Corp.†	10,200	8,253,942
Tyler Technologies, Inc.†	33,200	13,826,804
		71,579,622
Materials: 1.11%
Metals & mining: 1.11%
ATI, Inc.†	159,700	7,063,531
Real estate: 2.85%
Industrial REITs : 1.32%
Rexford Industrial Realty, Inc.	161,500	8,433,530
Specialized REITs : 1.53%
SBA Communications Corp.	42,169	9,773,087
Total common stocks (Cost $514,533,503)		629,759,884
See accompanying notes to portfolio of investments
Allspring Discovery Mid Cap Growth Fund  | 3

Portfolio of investments—June 30, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.49%
Investment companies: 1.49%
Allspring Government Money Market Fund Select Class♠∞		5.02%	9,513,078	$9,513,078
Total short-term investments (Cost $9,513,078)				9,513,078
Total investments in securities (Cost $524,046,581)	100.08%			639,272,962
Other assets and liabilities, net	(0.08)			(500,125)
Total net assets	100.00%			$638,772,837

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$19,501,650	$131,946,423	$(141,934,995)	$0	$0	$9,513,078	9,513,078	$242,879
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	0	6,687,650	(6,687,471)	(179)	0	0	0	13,209 [1]
				$(179)	$0	$9,513,078		$256,088

[1]	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments
4 | Allspring Discovery Mid Cap Growth Fund

Notes to portfolio of investments—June 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Discovery Mid Cap Growth Fund  | 5

Notes to portfolio of investments—June 30, 2023 (unaudited)
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$53,021,110	$0	$0	$53,021,110
Consumer discretionary	79,114,076	0	0	79,114,076
Consumer staples	8,385,467	0	0	8,385,467
Financials	26,360,130	0	0	26,360,130
Health care	141,246,364	0	0	141,246,364
Industrials	123,020,418	0	0	123,020,418
Information technology	173,342,171	0	0	173,342,171
Materials	7,063,531	0	0	7,063,531
Real estate	18,206,617	0	0	18,206,617
Short-term investments
Investment companies	9,513,078	0	0	9,513,078
Total assets	$639,272,962	$0	$0	$639,272,962
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended June 30, 2023, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Discovery Mid Cap Growth Fund